CERTAIN RISKS (DETAILS) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CERTAIN RISKS
Aggregate amounts denominated in US dollars included in cash and cash equivalents	$ 700,000	$ 7,100,000